Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000027778 [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000027778 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027778 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027778 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027778 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027778 [Member] | Ascendis Pharma AS [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027778 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027778 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027778 [Member] | WEX Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027778 [Member] | Kinsale Capital Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027778 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027778 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000027778 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000027778 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000027778 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000027778 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000027778 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000027778 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027778 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000027778 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000027778 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027778 [Member] | Cash Equivalence [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000027780 [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000027780 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027780 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027780 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027780 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027780 [Member] | Ascendis Pharma AS [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027780 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027780 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027780 [Member] | WEX Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027780 [Member] | Kinsale Capital Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027780 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027780 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000027780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000027780 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000027780 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000027780 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000027780 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000027780 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027780 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000027780 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000027780 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027780 [Member] | Cash Equivalence [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000027786 [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000027786 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027786 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027786 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027786 [Member] | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027786 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027786 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027786 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027786 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027786 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027786 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027786 [Member] | Cash Equivalence Country [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000027786 [Member] | Total of Countries less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000027786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000027786 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000027786 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000027786 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000027786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000027786 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000027786 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000027786 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000027786 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000027786 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000027786 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027786 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.20%
C000027786 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.20%
C000027786 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027786 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000027786 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.70%
C000027786 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027786 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.70%
C000027786 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027786 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.50%
C000027786 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.50%
C000027786 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000027786 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027786 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000027786 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000027786 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.00%
C000027786 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000027786 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.40%
C000027786 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027786 [Member] | Cash Equivalence [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000027786 [Member] | Investment Companies ETF [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000027788 [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000027788 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027788 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027788 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027788 [Member] | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027788 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027788 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027788 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027788 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027788 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027788 [Member] | Haleon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027788 [Member] | Cash Equivalence Country [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000027788 [Member] | Total of Countries less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000027788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000027788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000027788 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000027788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000027788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000027788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000027788 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000027788 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000027788 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000027788 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000027788 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027788 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.20%
C000027788 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.20%
C000027788 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027788 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.70%
C000027788 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.70%
C000027788 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027788 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.70%
C000027788 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027788 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.50%
C000027788 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.50%
C000027788 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000027788 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027788 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000027788 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%
C000027788 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.00%
C000027788 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000027788 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.40%
C000027788 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027788 [Member] | Cash Equivalence [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000027788 [Member] | Investment Companies ETF [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000027790 [Member] | Less Than 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000027790 [Member] | One To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000027790 [Member] | Three To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000027790 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000027790 [Member] | Ten To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%
C000027790 [Member] | Over 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000027790 [Member] | Cash Equivalence [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027790 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000027790 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000027790 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000027790 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000027790 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000027790 [Member] | Municipal Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000027790 [Member] | Sovereign Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000027790 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000027792 [Member] | Less Than 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000027792 [Member] | One To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000027792 [Member] | Three To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000027792 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000027792 [Member] | Ten To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%
C000027792 [Member] | Over 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000027792 [Member] | Cash Equivalence [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027792 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000027792 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000027792 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000027792 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000027792 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000027792 [Member] | Municipal Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000027792 [Member] | Sovereign Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000027792 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000106516 [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000106516 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000106516 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000106516 [Member] | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000106516 [Member] | iShares MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000106516 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000106516 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106516 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106516 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000106516 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000106516 [Member] | Cipla Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000106516 [Member] | Cash Equivalence Country [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000106516 [Member] | Total of Countries less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000106516 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000106516 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000106516 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000106516 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000106516 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000106516 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000106516 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000106516 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000106516 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000106516 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000106516 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.70%
C000106516 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.60%
C000106516 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000106516 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000106516 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.40%
C000106516 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.30%
C000106516 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000106516 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000106516 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.40%
C000106516 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106516 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.40%
C000106516 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.60%
C000106516 [Member] | Cash Equivalence [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000106516 [Member] | Investment Companies ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000106518 [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000106518 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000106518 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000106518 [Member] | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000106518 [Member] | iShares MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000106518 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000106518 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106518 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106518 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000106518 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000106518 [Member] | Cipla Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000106518 [Member] | Cash Equivalence Country [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000106518 [Member] | Total of Countries less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000106518 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000106518 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
C000106518 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000106518 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000106518 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000106518 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000106518 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000106518 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000106518 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000106518 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000106518 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.70%
C000106518 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.60%
C000106518 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.80%
C000106518 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000106518 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.40%
C000106518 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.30%
C000106518 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000106518 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.30%
C000106518 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.40%
C000106518 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106518 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.40%
C000106518 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.60%
C000106518 [Member] | Cash Equivalence [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000106518 [Member] | Investment Companies ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000118951 [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000118951 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000118951 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000118951 [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118951 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118951 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000118951 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000118951 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118951 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118951 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000118951 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000118951 [Member] | Cash Equivalence Country [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118951 [Member] | Total of Countries less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000118951 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000118951 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000118951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000118951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000118951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000118951 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000118951 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000118951 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118951 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.30%
C000118951 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000118951 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118951 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.90%
C000118951 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118951 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000118951 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000118951 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118951 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.60%
C000118951 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118951 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118951 [Member] | Cash Equivalence [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118953 [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000118953 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000118953 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000118953 [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118953 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118953 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000118953 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000118953 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118953 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118953 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000118953 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000118953 [Member] | Cash Equivalence Country [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118953 [Member] | Total of Countries less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000118953 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118953 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000118953 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000118953 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000118953 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000118953 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000118953 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
C000118953 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000118953 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118953 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.30%
C000118953 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000118953 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118953 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.90%
C000118953 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118953 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000118953 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000118953 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118953 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.60%
C000118953 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.50%
C000118953 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118953 [Member] | Cash Equivalence [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000128966 [Member] | Less Than 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000128966 [Member] | One To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000128966 [Member] | Three To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000128966 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%
C000128966 [Member] | Ten To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000128966 [Member] | Over 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000128966 [Member] | Cash Equivalence [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000128966 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000128966 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000128966 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
C000128966 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000128966 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000128966 [Member] | Sovereign Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
C000128966 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000128966 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000128966 [Member] | Purchased Futures Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000128966 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000128968 [Member] | Less Than 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000128968 [Member] | One To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000128968 [Member] | Three To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000128968 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%
C000128968 [Member] | Ten To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000128968 [Member] | Over 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000128968 [Member] | Cash Equivalence [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000128968 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000128968 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000128968 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
C000128968 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000128968 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000128968 [Member] | Sovereign Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
C000128968 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000128968 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000128968 [Member] | Purchased Futures Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000128968 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000246249 [Member] | Less Than 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000246249 [Member] | One To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000246249 [Member] | Three To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000246249 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000246249 [Member] | Ten To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000246249 [Member] | Over 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000246249 [Member] | Cash Equivalence [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000246249 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000246249 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
C000246249 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000246249 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000246249 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000246249 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%

[1]	Less than 0.1%
[2]	Less than 0.1%
[3]	Less than 0.1%
[4]	Less than 0.1%
[5]	Less than 0.1%
[6]	Less than 0.1%